Segment Reporting - Reconciliation of segment operating loss to net loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting
Segment operating loss	$ (154,531)	$ (109,901)	$ (99,375)
Interest expense	(592)	(787)	(1,030)
Income tax expense	(11,918)	(4,829)	(3,274)
Net income / (loss)	$ (167,041)	$ (115,517)	$ (103,679)